Assets Held for Sale - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Nov. 30, 2013
Assets Held For Sale Long Lived [Abstract]
Assets Held-for-sale, Property, Plant and Equipment	$ 43,385
Carrying value of assets with sales and purchase contracts		$ 2,038